COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2016
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 6:-        COMMITMENTS AND CONTINGENCIES

a.	The Company and Compugen USA, Inc. lease their facilities and motor vehicles under various operating lease agreements that expire on various dates.

Future minimum rental commitments under non-cancelable operating lease agreements as of June 30, 2016 are approximately as follows:

December 31,

2016	$647
2017	1,374
2018	1,028
2019	754
2020 and after	804
$4,607

Operating lease expenses for the Company and Compugen USA, Inc. were approximately $ 663, and $ 409 for the six-month period ended June 30, 2016 and 2015, respectively.

b.
The Company provided bank guarantees in the amount of $ 992 in favor of its offices' lessor in Israel, foreign currency derivative contracts and credit card security for its U.S. subsidiary. In addition, Compugen USA, Inc. provided a check deposit in the amount of $ 74 in favor of its offices' lessor in California, U.S.

c.	Under the OCS royalty-bearing programs, the Company is not obligated to repay any amounts received from the OCS if it does not generate any income from the results of the funded research program(s).

If income is generated from a funded research program, the Company is committed to pay royalties at a rate of between 3% to 5% of future revenue arising from such research program(s), and up to a maximum of 100% of the amount received, linked to the U.S. dollar (for grants received under programs approved subsequent to January 1, 1999, the maximum to be repaid is 100% plus interest at LIBOR).

For the six-month period ended June 30, 2016 and 2015, the Company has an aggregate of paid and accrued royalties to the OCS, recorded as cost of revenues in the consolidated statement of comprehensive loss, in the amount of $ 21 and $ 26, respectively.

As of June 30, 2016, the Company's aggregate contingent obligations for payments to OCS, based on royalty-bearing participation received or accrued, net of royalties paid or accrued, totaled approximately to $ 8,687.

d.	Under the Israel-U.S. Binational Industrial Research and Development (" BIRD") plan, the Company is not obligated to repay any amounts previously received from BIRD if it does not generate any income from the outcome of the funded research program. As of June 30, 2016 the Company accounted for proceeds under BIRD plan in total aggregate amount of approximately $ 500, received in the period between December 2005 and March 2012. As of June 30, 2016 the Company does not expect any income to be generated from the outcome of the funded research BIRD plan and as such no obligation was recorded.

e.	On June 25, 2012 the Company and its U.S subsidiary entered into an Antibodies Discovery Collaboration Agreement (the "Antibodies Discovery Agreement") with a U.S. antibody technology company ("mAb Technology Company"), providing an established source for fully human mAbs. Under the Antibodies Discovery Agreement the mAb Technology Company will be entitled to certain royalties that could be eliminated, upon payment of certain one-time fees (all payments referred together as "Contingent Fees"). As of June 30, 2016 the Company did not incur any obligation for such Contingent Fees.

f.
On May 9, 2012, the Company entered into agreement (the "May 2012 Agreement") with a U.S. Business Development Strategic Advisor ("Advisor") for the purpose of entering into transactions with Pharma companies related to selected Pipeline Program Candidates. Under the May 2012 Agreement the Advisor shall be entitled to at least 4% of the cash considerations that may be received under such transactions.

On February 27, 2014, the Company entered into a new agreement (the "New Agreement") (replacing the May 2012 Agreement, which terminated on that date except for certain payments arising from the Bayer Agreement which survive termination) with the Advisor for certain services with respect to financing, strategic and other agreements. The New Agreement has since expired in accordance with its terms except for certain payments arising from the Bayer Agreement which survive termination.

As of June 30, 2016 the Company does not have any outstanding obligation for payments under the aforementioned agreements.